Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments

14. Financial Instruments

(a)	Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans as described in Notes 6 and 7.

(b)	Concentration of credit risk: Financial Instruments subject to credit risk consist principally of cash, trade accounts receivable, short-term and long-term receivable related to seller’s credits under sale and leaseback transactions, investments and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

(c)	Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of cash and cash equivalents, restricted cash, trade accounts receivable, margin deposits, accounts payable, investment and due from(to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans and other financial liabilities with variable interest rates approximate the recorded values, generally due to their variable interest rates. The carrying value of the long-term receivable related to seller’s credits under sale and leaseback transactions, as well as investment in debt securities classified as held to maturity, due after five years but prior to ten years, do not materially deviate from their fair value.

The fair values of the interest rate swap agreements and bunker swap agreements discussed in Note 7 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired LNG carrier Neo Energy discussed in Note 4 as at December 31, 2023, was determined through Level 3 inputs of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management through a combination of future discounted net operating cash flows and third-party valuations, (non-recurring basis).

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2023 and 2022, are as follows:

	2023		2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	372,032	372,032	304,367	304,367
Restricted cash	4,662	4,662	5,072	5,072
Margin deposits	4,270	4,270	4,270	4,270
Long-term receivable (including short-term portion)	23,812	23,812	23,307	23,307
Investment in debt securities	5,064	5,064	-	-
Debt and other financial liabilities	(1,572,692)	(1,572,692)	(1,587,582)	(1,587,582)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of December 31, 2023, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270, ($4,270 as of December 31, 2022), which is recorded within margin deposits in the consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by the counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income (loss) or in the consolidated balance sheets, as a component of accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair Value	—	193	—	—
Interest rate swaps	Financial instruments - Fair Value, net of current portion	—	—	—	5
Subtotal		—	193	—	5

		Asset Derivatives		Liability Derivatives
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	646	—	—	—
Interest rate swaps	Financial instruments—Fair Value, net of current portion	—	—	524	—
Bunker swaps	Current portion of financial instruments - Fair value	607	—	72	—
Subtotal		1,253	—	596	—
Total derivatives		1,253	193	596	5

Derivatives designated as Hedging Instruments - Net effect on the Consolidated Statements of Comprehensive Income (Loss)

Derivative			Amount
	(Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) Location	2023	2022	2021
Interest rate swaps		(134)	28,393	19,627
Reclassification to Interest and finance costs, net due to de-designations		(5,265)	(3,753)	—
Reclassification to Depreciation expense		219	200	192
Total		(5,180)	24,840	19,819

The accumulated income (loss) from Derivatives designated as Hedging instruments recognized in accumulated other comprehensive income (loss) as of December 31, 2023, 2022 and 2021, was $2,485 (income), $7,665 (income) and $17,175 (loss) respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income (Loss)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2023	2022	2021
Interest rate swaps	Interest and finance costs, net	122	1,472	—
Bunker swaps	Interest and finance costs, net	247	7,923	11,191
Bunker put options	Interest and finance costs, net	—	—	(172)
Total		369	9,395	11,019

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2023 and 2022, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2023	December 31, 2022
Interest rate swaps	122	188
Bunker swaps	535	—
	657	188